CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues
Commercial vehicles	$ 81,293	$ 161,843	$ 161,736	$ 278,485
Finance	19,546	21,530	40,278	39,765
Insurance	3,982	2,434	5,875	3,790
Total revenues	104,821	185,807	207,889	322,040
Cost of sales
Commercial vehicles	1,827	29,057	4,574	61,188
Commercial vehicles, related parties	77,182	127,832	152,979	208,700
Insurance	470	0	470	0
Total cost of sales	79,479	156,889	158,023	269,888
Gross profit	25,342	28,918	49,866	52,152
Operating expenses
Selling and marketing	2,727	1,786	4,851	3,532
General and administrative	8,776	6,118	16,896	10,447
Interest expense	2,976	3,972	6,771	7,295
Interest expense, related parties	230	681	511	1,324
Other income, net	(322)	(1,464)	(890)	(2,064)
Total operating expenses	14,387	11,093	28,139	20,534
Income from operations	10,955	17,825	21,727	31,618
Other income (expense)
Loss on change in fair value of earn-out obligation	0	(15,200)	0	(53,600)
Interest income	117	347	149	57
Other income (expense), net	117	(15,166)	149	(53,543)
Income (loss) before income taxes	11,072	2,659	21,876	(21,925)
Income tax provision	2,635	4,237	5,403	7,030
Net income (loss)	8,437	(1,578)	16,473	(28,955)
Foreign currency translation adjustment	(1,444)	4,056	(1,252)	5,244
Comprehensive income (loss)	$ 6,993	$ 2,478	$ 15,221	$ (23,711)
Earnings (loss) per share
Basic (in dollars per share)	$ 0.36	$ (0.07)	$ 0.70	$ (1.23)
Diluted (in dollars per share)	$ 0.36	$ (0.07)	$ 0.70	$ (1.23)
Dividend declared per share	$ 0	$ 0	$ 0.25	$ 0
Weighted average shares outstanding
Basic (in shares)	23,538,919	23,538,919	23,538,919	23,538,919
Diluted (in shares)	23,561,344	23,538,919	23,613,692	23,538,919